VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.6 - Schedule 12

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xx	239787			xx	Borrower 1 First Name	notePage	xx	xx	As per promissory note borrower first name is xx and xx is middle name